Loans that Meet Definition of Impaired Loan (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
With no related allowance recorded, Recorded Investment	$ 16,017	$ 17,148	$ 13,727
Total Recorded Investment		18,881	16,616
With no related allowance recorded, Unpaid Principal Balance	17,546	18,775	13,727
Total Unpaid Principal Balance		20,541	16,616
No related Allowance for Credit Losses
With no related allowance recorded, Average Record Investment	16,917	17,848	9,528
With no related allowance recorded, Interest Income Recognized	198	917	576
With an allowance recorded, Recorded Investment	2,431	1,733	2,889
With an allowance recorded, Unpaid Principal Balance	2,758	1,766	2,889
Related Allowance for Credit Losses	387	361	308
With an allowance recorded, Average Record Investment	2,448	1,758	1,324
Total Average Recorded Investment		19,606	10,852
With an allowance recorded, Interest Income Recognized	21	83	118
Total Interest Income Recognized		1,000	694
Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Recorded Investment	18,448
Total Unpaid Principal Balance	20,304
Related Allowance for Credit Losses	387
Total Average Recorded Investment	19,365
Total Interest Income Recognized	219
Conventional
Financing Receivable, Recorded Investment, Past Due [Line Items]
With no related allowance recorded, Recorded Investment	4,044	6,057	3,926
Total Recorded Investment		6,806	5,489
With no related allowance recorded, Unpaid Principal Balance	4,550	6,979	3,926
Total Unpaid Principal Balance		7,761	5,489
No related Allowance for Credit Losses
With no related allowance recorded, Average Record Investment	4,499	6,315	2,124
With no related allowance recorded, Interest Income Recognized	47	252	83
With an allowance recorded, Recorded Investment	1,025	749	1,563
With an allowance recorded, Unpaid Principal Balance	1,352	782	1,563
Related Allowance for Credit Losses	123	232	77
With an allowance recorded, Average Record Investment	1,025	772	542
Total Average Recorded Investment		7,087	2,666
With an allowance recorded, Interest Income Recognized	3	38	32
Total Interest Income Recognized		290	115
Conventional | Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Recorded Investment	5,069
Total Unpaid Principal Balance	5,902
Related Allowance for Credit Losses	123
Total Average Recorded Investment	5,524
Total Interest Income Recognized	50
Home Equity
Financing Receivable, Recorded Investment, Past Due [Line Items]
With no related allowance recorded, Recorded Investment	41	158
Total Recorded Investment		158
With no related allowance recorded, Unpaid Principal Balance	52	211
Total Unpaid Principal Balance		211
No related Allowance for Credit Losses
With no related allowance recorded, Average Record Investment	42	168
With no related allowance recorded, Interest Income Recognized	1	6
Total Average Recorded Investment		168
Total Interest Income Recognized		6
Home Equity | Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Recorded Investment	41
Total Unpaid Principal Balance	52
Total Average Recorded Investment	42
Total Interest Income Recognized	1
Real Estate Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
With no related allowance recorded, Recorded Investment	9,994	9,004	7,584
Total Recorded Investment		9,988	8,910
With no related allowance recorded, Unpaid Principal Balance	10,850	9,603	7,584
Total Unpaid Principal Balance		10,587	8,910
No related Allowance for Credit Losses
With no related allowance recorded, Average Record Investment	10,372	9,245	6,407
With no related allowance recorded, Interest Income Recognized	133	554	437
With an allowance recorded, Recorded Investment	885	984	1,326
With an allowance recorded, Unpaid Principal Balance	885	984	1,326
Related Allowance for Credit Losses	220	129	231
With an allowance recorded, Average Record Investment	900	986	782
Total Average Recorded Investment		10,231	7,189
With an allowance recorded, Interest Income Recognized	13	45	86
Total Interest Income Recognized		599	523
Real Estate Commercial | Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Recorded Investment	10,879
Total Unpaid Principal Balance	11,735
Related Allowance for Credit Losses	220
Total Average Recorded Investment	11,272
Total Interest Income Recognized	146
Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
With no related allowance recorded, Recorded Investment	1,506	1,527	1,006
Total Recorded Investment		1,527	1,006
With no related allowance recorded, Unpaid Principal Balance	1,506	1,527	1,006
Total Unpaid Principal Balance		1,527	1,006
No related Allowance for Credit Losses
With no related allowance recorded, Average Record Investment	1,518	1,547	307
With no related allowance recorded, Interest Income Recognized	14	67	11
Total Average Recorded Investment		1,547	307
Total Interest Income Recognized		67	11
Construction | Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Recorded Investment	1,506
Total Unpaid Principal Balance	1,506
Total Average Recorded Investment	1,518
Total Interest Income Recognized	14
Commercial and Municipal Loan
Financing Receivable, Recorded Investment, Past Due [Line Items]
With no related allowance recorded, Recorded Investment	432	402	1,211
Total Recorded Investment		402	1,211
With no related allowance recorded, Unpaid Principal Balance	588	455	1,211
Total Unpaid Principal Balance		455	1,211
No related Allowance for Credit Losses
With no related allowance recorded, Average Record Investment	486	573	690
With no related allowance recorded, Interest Income Recognized	3	38	45
With an allowance recorded, Recorded Investment	521
With an allowance recorded, Unpaid Principal Balance	521
Related Allowance for Credit Losses	44
With an allowance recorded, Average Record Investment	523
Total Average Recorded Investment		573	690
With an allowance recorded, Interest Income Recognized	5
Total Interest Income Recognized		38	45
Commercial and Municipal Loan | Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Recorded Investment	953
Total Unpaid Principal Balance	1,109
Related Allowance for Credit Losses	44
Total Average Recorded Investment	1,009
Total Interest Income Recognized	$ 8